                               DELAWARE VIP TRUST

                          Delaware VIP Balanced Series
                      Delaware VIP Capital Reserves Series
                     Delaware VIP Diversified Income Series
                         Delaware VIP High Yield Series

                               (each, a "Series")

                     Supplement to the Series' Prospectuses
                              dated April 30, 2007

On August 16,  2007,  the Board of Trustees of  Delaware  VIP Trust  unanimously voted to approve changes to the Series'  investment  strategies and policies to:
(1) permit Delaware VIP Balanced  Series,  Delaware VIP Capital Reserves Series,
Delaware VIP  Diversified  Income Series,  and Delaware VIP High Yield Series to
invest  without  limitation in loan  participations;  (2) increase  Delaware VIP
Balanced  Series',  Delaware VIP Diversified  Income  Series',  and Delaware VIP
Capital  Reserves  Series' ability to invest in illiquid  securities from 10% to
15% of net assets;  (3) broaden  Delaware  VIP  Balanced  Series',  Delaware VIP
Capital Reserves Series', and Delaware VIP Diversified Income Series' ability to invest in swaps with  maturities  of up to 30 years (10 years for  Delaware  VIP
Capital Reserves Series); and (4) permit Delaware VIP Capital Reserves Series to invest up to 15% of its net assets in credit  default  swaps.  In addition,  for
Delaware VIP  Balanced  Series,  Delaware VIP  Diversified  Income  Series,  and
Delaware VIP High Yield Series, Kevin P. Loome has been added as a member of the team that has primary  responsibility  for making  investment  decisions for the fixed income portion of the Series.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

For Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware
VIP Diversified Income Series, and Delaware VIP High Yield Series:

The following information about Loan participations is added to the table in the section  entitled "How we manage the Series - The securities we typically invest
in."

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Loan participations: An interest in a    The Series may invest without
loan or other direct indebtedness,       restriction in loan
such as an assignment, that entitles     participations that meet the
the acquiring of such interest to        credit standards established by
payments of interest, principal,         the portfolio managers.  The
and/or other amounts due under the       portfolio managers perform their
structure of the loan or other direct    own independent credit analysis
indebtedness. In addition to being       on each borrower and on the
structured as secured or unsecured       collateral securing each loan.
loans, such investments could be         The portfolio managers consider
structured as novations or               the nature of the industry in
assignments or represent trade or        which the borrower operates, the
other claims owed by a company to a      nature of the borrower's assets,
supplier.                                and the general quality and
                                         creditworthiness of the
                                         borrower. The Series may invest
                                         in loan participations in order
                                         to enhance total return, to
                                         affect diversification, or to
                                         earn additional income. The
                                         Series will not use loan
                                         participations for reasons
                                         inconsistent with its investment
                                         objective.
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The  following  information  about Loans and other direct  indebtedness  risk is added to the table in the section entitled "How we manage the Series - The risks of investing in the Series."

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Loans and other direct indebtedness     These risks may not be completely
risk involves the risk that a series    eliminated, but we will attempt
will not receive payment of             to reduce these risks through
principal, interest, and other          portfolio diversification, credit
amounts due in connection with these    analysis, and attention to trends
investments and will depend primarily   in the economy, industries, and
on the financial condition of the       financial markets. Should we
borrower. Loans that are fully          determine that any of these
secured offer a series more             securities are illiquid, these
protection than an unsecured loan in    would be subject to the Series'
the event of non-payment of scheduled   restrictions on illiquid
interest or principal, although there   securities.
is no assurance that the liquidation
of collateral from a secured loan
would satisfy the corporate
borrower's obligation, or that the
collateral can be liquidated. Some
loans or claims may be in default at
the time of purchase. Certain of the
loans and the other direct
indebtedness acquired by a series may
involve revolving credit facilities
or other standby financing
commitments which obligate a series
to pay additional cash on a certain
date or on demand. These commitments
may require a series to increase its
investment in a company at a time
when that series might not otherwise
decide to do so (including at a time
when the company's financial
condition makes it unlikely that such
amounts will be repaid). To the
extent that a series is committed to
advance additional funds, it will at
all times hold and maintain in a
segregated account cash or other
high-grade debt obligations in an
amount sufficient to meet such
commitments.

As a series may be required to rely
upon another lending institution to
collect and pass onto a series
amounts payable with respect to the
loan and to enforce a series' rights
under the loan and other direct
indebtedness, an insolvency,
bankruptcy, or reorganization of the
lending institution may delay or
prevent a series from receiving such
amounts. The highly leveraged nature
of many such loans and other direct
indebtedness may make such loans and
other direct indebtedness especially
vulnerable to adverse changes in
economic or market conditions.
Investments in such loans and other
direct indebtedness may involve
additional risk to a series.
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For Delaware VIP Balanced  Series,  Delaware VIP Capital  Reserves  Series,  and
Delaware VIP Diversified Income Series only:

The following replaces the portion of the table related to Restricted securities in the section  entitled "How we manage the Series - The securities we typically invest in."

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Restricted securities: Privately        We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under U.S. securities law.   are eligible for resale only
                                        among certain institutional
                                        buyers without registration,
                                        which are commonly known as "Rule
                                        144A Securities."  Restricted
                                        securities that are determined to
                                        be illiquid may not exceed the
                                        Series' 15% limit on illiquid
                                        securities.
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The following  replaces the portion of the table related to Illiquid  securities in the section  entitled "How we manage the Series - The securities we typically invest in."

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Illiquid securities: Securities that    We may invest up to 15% of the
do not have a ready market and cannot   Series' net assets in illiquid
be readily sold within seven days at    securities.
approximately the price at which a
series has valued them.  Illiquid
securities include repurchase
agreements maturing in more than
seven days.
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For Delaware VIP Balanced Series and Delaware VIP Capital Reserves Series only:

The following replaces the portion of the table related to Liquidity risk in the section  entitled  "How we manage  the  Series - The risks of  investing  in the
Series."

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Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities to no more than 15% of
sold within seven days at               the Series' net assets.
approximately the price at which a
series has valued them.
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For Delaware VIP Balanced Series only:

The following replaces the portion of the table related to Interest rate risk in the section  entitled  "How we manage the Series - The risks of investing in the
Series."

--------------------------------------- -----------------------------------
Interest rate risk is the risk that     We do not try to increase return
securities, particularly bonds with     by predicting and aggressively
longer maturities, will decrease in     capitalizing on interest rate
value if interest rates rise.           moves. Instead, we aim to keep
                                        the interest rate risk similar to
Swaps may be particularly sensitive     the Lehman Brothers Aggregate
to interest rate changes.  Depending    Bond Index.
on the actual movements of interest
rates and how well the portfolio        Each business day (as defined
manager anticipates them, a series      below), we will calculate the
could experience a higher or lower      amount the Series must pay for
return than anticipated.                swaps it holds and will segregate
                                        cash or other liquid securities
                                        to cover that amount.
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The following  paragraphs relating to the management of the fixed income portion of the Series are added to the section entitled "Portfolio managers."

Paul Grillo,  Roger A. Early,  Thomas H. Chow,  and Kevin P. Loome  comprise the portfolio  management team that is responsibe for making  day-to-day  investment decisions for the fixed income portion of the Series. Each portfolio manager has an equal role in making investment  recommendations for the fixed income portion of the Series. Mr. Grillo has been managing the Series since April 2000. Messrs.
Early and Chow  assumed  responsibility  for the Series in May 2007.  Mr.  Loome assumed responsibility for the Series in August 2007.

Kevin P. Loome, CFA, Senior Vice President,  Senior Portfolio  Manager,  Head of
High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction  and  strategic  asset  allocation  of all high yield fixed  income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T.  Rowe  Price,  starting  as an  analyst  and  leaving  the firm as a portfolio  manager.  He began his career  with  Morgan  Stanley  as a  corporate finance  analyst in the New York and London  offices.  Mr.  Loome  received  his bachelor's  degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

For Delaware VIP Capital Reserves Series only:

The  following  replaces the portion of the table  related to Interest rate swap and index swap  agreements  in the section  entitled "How we manage the Series -
The securities we typically invest in."

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Interest rate swap, index swap, and     We may use interest rate swaps
credit default swap agreements:  In     to adjust the Series'
an interest rate swap, a series         sensitivity to interest rates or
receives payments from another party    to hedge against changes in
based on variable or floating           interest rates.
interest rates in return for making
payments based on a fixed interest      Index swaps may be used to gain
rate.  An interest rate swap can also   exposure to markets that we
work in reverse, with a series          invest in, such as the corporate
receiving payments based on a fixed     bond market. We may also use
interest rate and making payments       index swaps as a substitute for
based on a variable or floating         futures options or forward
interest rate.  In an index swap, a     contracts if such contracts are
series receives gains or incurs         not directly available to the
losses based on the total return of a   Series on favorable terms.
specified index, in exchange for
making fixed or floating interest       We may invest up to 15% of the
rate payments to another party. An      Series' net assets in credit
index swap can also work in reverse     default swaps in order to hedge
with a series receiving interest        against a credit event, to
payments from another party in          enhance total return, or to gain
exchange for movements in the total     exposure to certain securities
return of a specified index. In a       or markets.
credit default swap, a series may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Interest
rate swaps, index swaps, and credit
default swaps may be considered to be
illiquid.
--------------------------------------- ----------------------------------

The following replaces the portion of the table related to Interest rate risk in the section  entitled  "How we manage the Series - The risks of investing in the
Series."

--------------------------------------- ----------------------------------
Interest rate risk is the risk that     We do not try to increase return
securities, particularly bonds with     by predicting and aggressively
longer maturities, will decrease in     capitalizing on interest rate
value if interest rates rise.           moves.

Swaps may be particularly sensitive     We will not invest in swaps with
to interest rate changes.  Depending    maturities of more than ten
on the actual movements of interest     years. Each business day (as
rates and how well the portfolio        defined below), we calculate the
manager anticipates them, a series      amount the Series must pay for
could experience a higher or lower      swaps it holds and will
return than anticipated.                segregate cash or other liquid
                                        securities to cover that amount.
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The following  information  about  Derivatives Risk is added to the table in the section  entitled  "How we manage  the  Series - The risks of  investing  in the
Series."

--------------------------------------- ----------------------------------
Derivatives Risk is the possibility     We will use derivatives for
that the Series may experience a        defensive purposes, such as to
significant loss if it employs a        protect gains or hedge against
derivatives strategy (including a       potential losses in the
strategy involving options and swaps    portfolio without actually
such as interest rate swaps, index      selling a security, to
swaps, and credit default swaps)        neutralize the impact of
related to a security or a market       interest rate changes, to
index and that security or index        improve diversification, or to
moves in the opposite direction from    earn additional income. We will
what the portfolio manager had          generally not use derivatives
anticipated. A significant risk of      for reasons inconsistent with
derivative transactions is the          our investment objectives.
creditworthiness of the counterparty,
since the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
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For Delaware VIP Diversified Income Series only:

The following replaces the portion of the table related to Interest rate risk in the section  entitled  "How we manage the Series - The risks of investing in the
Series."

--------------------------------------- ----------------------------------
Interest rate risk is the risk that     The Series is subject to
securities will decrease in value if    interest rate risk.  We cannot
interest rates rise.  The risk is       eliminate the risk, but we
greater for bonds with longer           strive to manage it by
maturities than for those with          monitoring economic conditions.
shorter maturities.
                                        Each business day (as defined
Swaps may be particularly sensitive     below), we calculate the amount
to interest rate changes.  Depending    the Series must pay for swaps it
on the actual movements of interest     holds and will segregate cash or
rates and how well the portfolio        other liquid securities to cover
manager anticipates them, a series      that amount.
could experience a higher or lower
return than anticipated.
--------------------------------------- ----------------------------------

The following replaces the portion of the table related to Liquidity risk in the section  entitled  "How we manage  the  Series - The risks of  investing  in the
Series."

--------------------------------------- ----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities to no more than 15%
sold within seven days at               of the Series' net assets.
approximately the price that a series
has valued them.

The high yield secondary market is
particularly susceptible to liquidity
problems when the institutional
investors, such as mutual funds and
certain other financial institutions,
temporarily stop buying bonds for
regulatory, financial, or other
reasons.
--------------------------------------- ----------------------------------

The following paragraphs are added to the section entitled "Portfolio managers."

Paul  Grillo  has  primary   responsibility  for  making  day-to-day  investment
decisions  for the Series.  When making  decisions  for the Series,  Mr.  Grillo regularly consults with Philip R. Perkins, Thomas H. Chow, Roger A. Early, Kevin
P. Loome, Wen-Dar Chen, and Victor Mostrowski.

Kevin P. Loome, CFA, Senior Vice President,  Senior Portfolio  Manager,  Head of
High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction  and  strategic  asset  allocation  of all high yield fixed  income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T.  Rowe  Price,  starting  as an  analyst  and  leaving  the firm as a portfolio  manager.  He began his career  with  Morgan  Stanley  as a  corporate finance  analyst in the New York and London  offices.  Mr.  Loome  received  his bachelor's  degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

For Delaware VIP High Yield Series only:

The following paragraphs are added to the section entitled "Portfolio manager."

Thomas  H.  Chow and Kevin P.  Loome  have  primary  responsibility  for  making day-to-day  investment decisions for Delaware VIP High Yield Series. When making decisions for the Series, Messrs. Chow and Loome regularly consult with Chuck M.
Devereux.  Mr. Chow assumed primary  responsibility  for the Series in May 2007.
Mr. Loome assumed primary responsibility for the Series in August 2007.

Kevin P. Loome, CFA, Senior Vice President,  Senior Portfolio  Manager,  Head of
High Yield Investments
Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction  and  strategic  asset  allocation  of all high yield fixed  income assets. Prior to joining Delaware Investments in August 2007, Mr. Loome spent 11 years at T.  Rowe  Price,  starting  as an  analyst  and  leaving  the firm as a portfolio  manager.  He began his career  with  Morgan  Stanley  as a  corporate finance  analyst in the New York and London  offices.  Mr.  Loome  received  his bachelor's  degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.